Vessel revenue (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) vessel	Dec. 31, 2020 USD ($) vessel	Dec. 31, 2019 USD ($) vessel	Aug. 31, 2021 vessel
Analysis of income and expense [abstract]
Pool revenue	$ 534,982	$ 902,796	$ 691,886
Time charter revenue	0	0	2,551
Voyage revenue (spot market)	5,804	13,096	9,888
Revenue	$ 540,786	$ 915,892	$ 704,325
Vessels that earned revenue in long-term time-charter contracts | vessel			5
Product tanker
Disclosure of maturity analysis of operating lease payments [line items]
Number of vessels | vessel	0	0		9
Product tanker | LR1
Disclosure of maturity analysis of operating lease payments [line items]
Number of vessels | vessel				4